Income and Expenses from Fees and Commissions: (Details) - Schedule of income and expenses for fees and commissions $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Income from fees and commissions
Debit and credit card services	$ 156,786		$ 185,878	$ 167,201
Investments in mutual funds and others	92,514		101,046	91,173
Use of distribution channel and access to customers	75,074		65,243	20,974
Collections and payments	54,730		56,389	52,717
Portfolio management	50,272		47,816	46,730
Fees for insurance transactions	33,049		37,035	32,886
Guarantees and letter of credit	27,824		26,101	25,021
Trading and securities management	22,017		21,878	24,632
Brand use agreement	19,835		16,494	14,840
Lines of credit and overdrafts	4,568		4,716	4,837
Financial advisory services	4,487		4,393	5,046
Other fees earned	20,990		22,183	19,057
Total income from fees and commissions	562,146	$ 789,642	589,172	505,114
Expenses from fees and commissions
Credit card transactions	(79,893)		(97,823)	(113,403)
Interbank transactions	(24,843)		(20,133)	(16,554)
Collections and payments	(4,927)		(6,284)	(6,546)
Securities transactions	(4,411)		(5,943)	(7,544)
Sales force	(244)		(404)	(258)
Other fees	(1,860)		(1,283)	(854)
Total expenses from fees and commissions	$ (116,178)	$ (163,194)	$ (131,870)	$ (145,159)